Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2025
Deferred tax assets and liabilities
Deferred tax assets and liabilities

23 Deferred tax assets and liabilities

(€ million)	December 31, 2025	December 31, 2024
Deferred tax liabilities before offsetting	6,937	8,724
Deferred tax assets available for offset	(2,132)	(3,143)
Deferred tax liabilities	4,805	5,581
Deferred tax assets before offsetting (net of accumulated write-down provisions)	8,848	9,465
Deferred tax liabilities available for offset	(2,132)	(3,143)
Deferred tax assets	6,716	6,322

The most significant temporary differences giving rise to net deferred tax assets and liabilities are disclosed below:

(€ million)	December 31, 2025	December 31, 2024
Deferred tax liabilities
Accelerated tax depreciation	4,875	5,755
Leasing	297	354
Site restoration and abandonment (tangible assets)	269	368
Difference between the fair value and the carrying amount of assets acquired	108	858
Derivative financial instruments	80	44
Application of the weighted average cost method in evaluation of inventories	20	20
Other	1,288	1,325
	6,937	8,724
Deferred tax assets
Carry-forward tax losses	(4,746)	(5,018)
Site restoration and abandonment (provisions for contingencies)	(1,953)	(2,148)
Timing differences on depreciation and amortization	(1,738)	(1,847)
Accruals for impairment losses and provisions for contingencies	(1,329)	(1,432)
Asset Impairment losses	(1,378)	(1,320)
Derivative financial instruments	(104)	(352)
Leasing	(268)	(338)
Employee benefits	(134)	(151)
Over/Under lifting	(89)	(120)
Unrealized intercompany profits	(71)	(77)
Other	(1,193)	(1,313)
	(13,003)	(14,116)
Accumulated write-downs of deferred tax assets	4,155	4,651
Deferred tax assets, net of accumulated write-downs	(8,848)	(9,465)

The following table summarizes the changes in deferred tax liabilities and assets:

(€ million)	Deferred tax liabilities before offsetting	Deferred tax assets before offsetting, gross	Accumulated write-downs of deferred tax assets	Deferred tax assets before offsetting net of accumulated write-down provisions
At December 31, 2024	8,724	(14,116)	4,651	(9,465)
Additions	506	(2,628)	528	(2,100)
Deductions	(600)	1,469	(60)	1,409
Changes with effect to OCI	77	173		173
Currency translation differences	(897)	679	(245)	434
Change in scope of consolidation	1	3		3
Other changes	(874)	1,417	(719)	698
At December 31, 2025	6,937	(13,003)	4,155	(8,848)
At December 31, 2023	8,461	(13,909)	5,668	(8,241)
Additions	946	(1,862)	457	(1,405)
Deductions	(1,042)	2,176	(1,663)	513
Changes with effect to OCI	(351)	92		92
Currency translation differences	484	(384)	121	(263)
Change in scope of consolidation	193	156	(168)	(12)
Other changes	33	(385)	236	(149)
At December 31, 2024	8,724	(14,116)	4,651	(9,465)

Carry-forward tax losses amounted to €18,575 million, of which €15,432 million can be carried forward indefinitely. Carry-forward tax losses were €10,841 million at Italian subsidiaries and €7,734 million at foreign subsidiaries. Deferred tax assets gross of accumulated write-downs recognized on these losses amounted to €2,602million and €2,144 million, respectively.

The Italian tax law allows the carry-forward of tax losses indefinitely. Foreign tax laws generally allow the carry-forward of tax losses over a period longer than five years, and in many cases, indefinitely. A tax rate of 24% was applied to tax losses of Italian subsidiaries to determine the portion of the carry-forwards tax losses. The corresponding average rate for foreign subsidiaries was 27.7%.

Accumulated write-downs of deferred tax assets related to Italian companies for €2,134 million and non-Italian companies for €2,021 million.

Taxes are also described in note 33 – Income taxes.